Stock Option Plans and Warrants to Purchase Common Stock (Details) - Equity Incentive Plan [Member] - shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Summary of equity incentive plan
Shares available for grant at beginning of year	672,485	129,711
Increase in shares available for the plan		1,250,000
Options granted	(637,495)	(791,100)
Options forfeited or expired	149,055	83,874
Shares available for grant at end of year	184,045	672,485